Financial instruments and related disclosures - Schedule of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivable [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	£ 6,246	£ 5,568
Gross financial (Liabilities)/assets set off	(4)	0
Net financial assets/(liabilities)per balance sheet	6,242	5,568
Related amounts not set off in the balance sheet	(62)	(37)
Net amount	6,180	5,531
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	524	257
Gross financial (Liabilities)/assets set off	0	0
Net financial assets/(liabilities)per balance sheet	524	257
Related amounts not set off in the balance sheet	(131)	(62)
Net amount	393	195
Trades and other payables [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	(14,181)	(13,338)
Gross financial (Liabilities)/assets set off	4	0
Net financial assets/(liabilities)per balance sheet	(14,177)	(13,338)
Related amounts not set off in the balance sheet	62	37
Net amount	(14,115)	(13,301)
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	(189)	(128)
Gross financial (Liabilities)/assets set off	0	0
Net financial assets/(liabilities)per balance sheet	(189)	(128)
Related amounts not set off in the balance sheet	131	62
Net amount	£ (58)	£ (66)